Significant and Subsequent Events - Other Disclosures (Details) $ / shares in Units, $ in Millions, $ in Millions, $ in Millions																		1 Months Ended			3 Months Ended							4 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended					25 Months Ended
	Nov. 30, 2020	Oct. 30, 2020 CAD ($)	Oct. 22, 2020 CAD ($)	Oct. 22, 2020 AUD ($) MW	May 19, 2020 USD ($) MW	Oct. 01, 2019 MW	May 22, 2019 CAD ($)	May 01, 2019 CAD ($)	Mar. 28, 2019 CAD ($)	Mar. 28, 2019 USD ($)	Mar. 22, 2019 CAD ($)	Dec. 17, 2018 a MW	Oct. 19, 2018 MW	Jul. 20, 2018 CAD ($)	Jun. 22, 2018 CAD ($) $ / shares shares	May 31, 2018 CAD ($) MW	Feb. 20, 2018 MW	Apr. 30, 2021 CAD ($)	Dec. 31, 2018 CAD ($) $ / shares shares	Jul. 30, 2018	Sep. 30, 2020 CAD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019 CAD ($) $ / shares shares	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Nov. 29, 2018	Dec. 31, 2020 CAD ($) $ / shares MW shares	Apr. 30, 2020 shares	Jun. 21, 2018	May 28, 2021 shares	Dec. 31, 2020 CAD ($) $ / shares MW shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($) $ / shares shares	May 01, 2021	Jan. 08, 2021 shares	Jan. 01, 2021 CAD ($)	Dec. 31, 2020 USD ($) MW shares	Dec. 23, 2020 MW	Dec. 01, 2020 MW	May 26, 2020 shares	Dec. 31, 2019 USD ($) shares	Aug. 26, 2019 CAD ($)	May 27, 2019 shares	Aug. 02, 2018	Jun. 28, 2018 CAD ($)	Jun. 28, 2018 USD ($)	Mar. 29, 2018 CAD ($)	Mar. 09, 2018 shares
Investment [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities																																	$ 32.0	$ 117.0		$ 30.0
Bonds issued				$ 800										$ 345.0
Interest rate				4.07%										4.509%
Impairment loss																					$ 70.0
Impairment loss, net of tax																					$ 52.0
Percentage of public float of common shares making up stock purchase agreement, shares authorized																																											7.02%
Gains on disposals of investments																								$ 88.0									0.0	88.0		0.0
Issued preferred capital																																																$ 33.0	$ 25
Receivables due from associates																													$ (98.0)				(98.0)							$ (72)
Transfer of equity from non-controlling interests																$ 1.0
Net proceeds on sale of non-controlling interest in subsidiary																																	0.0	0.0		144.0
Alberta off-coal agreement, annual cash payments, gross														$ 40.0																			40.0	40.0		40.0
Alberta off-coal agreement, annual cash payments, net														$ 37.0
Finance lease receivables																								191.0					264.0				264.0	191.0
Payments to acquire or redeem entity's shares																																	$ 57.0	68.0		23.0
Shares issued | shares																																	15,068,900
Forecast
Investment [Line Items]
Canada emergency wage subsidy, estimated value to be received, amount																																							$ 8.0
Power Purchase Arrangement
Investment [Line Items]
Balancing pool compensation estimate, termination of contractual arrangement																																																		$ 157.0
Termination of contractual arrangement, awarded amount																																													$ 56.0
Investment Agreement
Investment [Line Items]
Borrowings, annual fee payable								$ 1.5
Borrowings, annual fee payable, term								6 years
Share repurchases, period																																	3 years
NCIB Program
Investment [Line Items]
Issued capital																			$ 23.0					$ 68.0					$ 61.0				$ 61.0	$ 68.0		$ 23.0
Stock purchase agreement, number of shares authorized | shares																																											14,000,000			14,000,000					14,000,000
Stock purchase agreement, maximum shares purchase for a single trading day | shares																																228,157
Stock purchase agreement, percentage of average daily trading volume on the toronto stock exchange																														25.00%
Stock purchase agreement, Toronto Stock Exchange, twenty-five percent of daily trading volume | shares																														912,630
Number of shares issued and fully paid | shares																			3,264,500					7,716,300					7,352,600				7,352,600	7,716,300		3,264,500				7,352,600				7,716,300
Par value per share | $ / shares																			$ 7.02					$ 8.80					$ 8.33				$ 8.33	$ 8.80		$ 7.02
Percentage of issued and outstanding common shares making up stock purchase agreement, shares authorized																																														4.92%					4.86%
Payments to acquire or redeem entity's shares																																	$ 129.0
TransAlta Renewables Inc.
Investment [Line Items]
Proceeds from redemption of intercompany securities			$ 480.0	$ 515
Interest rate				4.32%
Amount receivable from employees				$ 200
Brookfield Renewable Partners
Investment [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares																																						33,845,685
Number of shares in entity held by entity or by its subsidiaries or associates, expressed as a percentage of issued and outstanding common shares																																						12.40%
Brookfield Renewable Partners | Forecast
Investment [Line Items]
Proportion of ownership interests held by non-controlling interests																																					9.00%
Brookfield Renewable Partners | Investment Agreement
Investment [Line Items]
Interest rate								7.00%
Proceeds on sale of an organizational unit											$ 750.0
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities		$ 400.0						$ 350.0
Borrowing costs incurred							$ 7.5
Commitment fee								$ 15.0
Percentage of total investment that makes up transaction costs											3.00%
Maximum | Investment Agreement
Investment [Line Items]
Issued capital											$ 250.0
WindCharger Battery Storage Project
Investment [Line Items]
Capacity of facility (in megawatts) | MW																													20				20							20
Proportion of ownership interest in joint operation																																	50.00%
Payments for development project expenditure																																	$ 14.0
Capacity of nameplate | MW																																	10
Windrise Wind Facility
Investment [Line Items]
Capacity of facility (in megawatts) | MW																																									207
Skookumchuck
Investment [Line Items]
Capacity of facility (in megawatts) | MW																																									137
Ada Cogeneration Facility
Investment [Line Items]
Capacity of facility (in megawatts) | MW																																									29
Contracted Cogeneration Asset in Michigan
Investment [Line Items]
Capacity of facility (in megawatts) | MW					29
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					$ 27
Long-term PPA and steam sale agreement, term					6 years
Centralia Unit 1
Investment [Line Items]
Capacity of facility (in megawatts) | MW																													1,340				1,340							1,340
Plant In Alberta
Investment [Line Items]
Capacity of facility (in megawatts) | MW						40
Kent Hills 3 Wind Project
Investment [Line Items]
Increase in contractual power capacity (in megawatts) | MW													167
Lakeswind
Investment [Line Items]
Borrowing costs incurred																																	$ 22.0	$ 23.0
Impairment loss																																				$ 12.0
Lakeswind | Property, plant and equipment
Investment [Line Items]
Impairment loss																																				11.0
Lakeswind | Intangible assets
Investment [Line Items]
Impairment loss																																				$ 1.0
Windrise
Investment [Line Items]
Capacity of facility (in megawatts) | MW												207
Renewable electricity support agreement, term												20 years
Area of land used for agriculture | a												11,000
Capital expenditure, per cent complete																													78.00%				78.00%							78.00%
Windrise | Minimum
Investment [Line Items]
Payments for development project expenditure																																	$ 270.0
Windrise | Maximum
Investment [Line Items]
Payments for development project expenditure																																	285.0
US Wind Projects
Investment [Line Items]
Notes and debentures issued																								$ 142.0					$ 72.0				72.0	142.0						$ 52				$ 105
Issued preferred capital																								78.0					$ 92.0				92.0	$ 78.0						$ 72				$ 59
EMG International, LLC
Investment [Line Items]
Equity participation percentage	30.00%
Genesee Unit 3
Investment [Line Items]
Capacity of facility (in megawatts) | MW						(466)
Proportion of ownership interest in joint operation						50.00%
Cash transferred																																	10.0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																																	1.0
Consideration received																								$ 77.0
Genesee Unit 3 | Capital Power
Investment [Line Items]
Equity participation percentage						100.00%
Keephills 3
Investment [Line Items]
Capacity of facility (in megawatts) | MW						463
Proportion of ownership interest in joint operation						50.00%																												50.00%	50.00%
Equity participation percentage						100.00%
US Wind Projects - Big Level
Investment [Line Items]
Capacity of facility (in megawatts) | MW																	90
Payments for development project expenditure									$ 7.0	$ 5
Borrowing costs incurred																																	$ 112.0	$ 122.0
Term of power purchase arrangement																	15 years
Value of equity consideration received																																			$ 85
US Wind Projects - Antrim
Investment [Line Items]
Capacity of facility (in megawatts) | MW																	29
Consideration received									(24.0)
Term of power purchase arrangement																	20 years
Loans and receivables									41.0
Investment property under construction or development									50.0
Intangible assets under development									$ 15.0
Value of equity consideration received																																			$ 41
TransAlta Renewables Inc.
Investment [Line Items]
Par value per share | $ / shares															$ 12.65
Equity participation percentage															61.00%
Number of shares issued | shares															11,860,000
Gross proceeds from changes in ownership interests in subsidiaries that do not result in loss of control															$ 150.0
Net proceeds on sale of non-controlling interest in subsidiary															$ 144.0
Number of shares outstanding | shares															161,000,000
TransAlta Renewables Inc. | Three Renewable Assets
Investment [Line Items]
Consideration received																(166.0)
Value of equity consideration received																62.0
Portion of consideration paid (received) consisting of cash and cash equivalents																$ 104.0
TransAlta Renewables Inc. | Kent Breeze
Investment [Line Items]
Capacity of facility (in megawatts) | MW																20
TransAlta Renewables Inc. | Lakeswind Solar Projects
Investment [Line Items]
Capacity of facility (in megawatts) | MW																21
TransAlta Renewables Inc. | Lakeswind Wind Farm
Investment [Line Items]
Capacity of facility (in megawatts) | MW																50
Kent Hills Wind L.P.
Investment [Line Items]
Interest rate																													4.55%				4.55%							4.55%
Proportion of ownership interests held by non-controlling interests																																	17.00%
TransAlta Renewables Inc.
Investment [Line Items]
Equity participation percentage																			60.90%	61.10%		60.20%	60.30%	60.40%	60.50%	60.60%	60.80%	61.00%	60.10%		64.00%
Proportion of ownership interests held by non-controlling interests																																	39.90%	39.60%	39.60%
TransAlta Renewables Inc. | Windrise Wind Facility
Investment [Line Items]
Percentage of voting equity interests acquired																																									100.00%
TransAlta Renewables Inc. | Windrise Wind Facility | Forecast
Investment [Line Items]
Consideration received																		$ 439.0
TransAlta Renewables Inc. | Skookumchuck
Investment [Line Items]
Percentage of voting equity interests acquired																																									49.00%
TransAlta Renewables Inc. | Ada Cogeneration Facility
Investment [Line Items]
Percentage of voting equity interests acquired																																									100.00%
Southern Cross Energy | BHP Billiton Nickel West Pty Ltd.
Investment [Line Items]
Capacity of facility (in megawatts) | MW				245
Battery supported solar photovoltaic farm | MW																																										18.5
Finance lease receivables																													$ 89.0				$ 89.0
Gains (losses) on disposals of non-current assets																																	12.0
Gain (loss) of derecognised financial assets at date of transfer																																	$ (77.0)
Debentures
Investment [Line Items]
Interest rate														6.40%																																	6.40%
Debentures | Minimum
Investment [Line Items]
Interest rate																													6.90%				6.90%							6.90%
Debentures | Maximum
Investment [Line Items]
Interest rate																													7.30%				7.30%							7.30%
6.65% Senior notes, due May 2018
Investment [Line Items]
Interest rate																			6.65%																	6.65%